UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 29549

                         FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment  [  ] ; Amendment Number:
This Amendment  (Check only one.) :  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

/s/ David E. Fusco

Springfield, Massachusetts
May 12, 2000

Report Type (Check only one.):
[x]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total: None (See note below)

Form 13F Information Table Value Total: None (See note below)

List of Other Included Managers:

On January 1, 2000, Massachusetts Mutual Life Insurance Company ("MassMutual") transferred its investment management division and its investment advisory business to its majority-owned, indirect subsidiary, David L. Babson and Company, Inc. ("Babson").
Babson now has investment discretion over MassMutual's assets.

Please note that in the past Form 13F's were filed by MassMutual on behalf of Babson and OppenheimerFunds Inc.
("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise
"sole" investment discretion with respect to the securities positions reported in their respective Form
13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.